SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
SHAREHOLDERS’ EQUITY

NOTE 3 – SHAREHOLDERS’ EQUITY

A.	The ordinary shares in the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if and when declared.

	Number of shares
	December 31, 2022		July 1, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0001 par value	500,000,000	1	500,000,000	1
Deferred Shares EURO 1 par value	25,000	25,000	-	-

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.

Deferred shares

Deferred Ordinary Shares are non-voting shares and do not convey upon the holder the right to be paid a dividend or to receive notice of or to attend, vote or speak at a general meeting. The Deferred Shares confer the right on a return of capital, on a winding-up or otherwise, only to the repayment of the nominal value paid up on the Deferred Shares after repayment of the nominal value of the Ordinary Shares.

Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
SHAREHOLDERS’ EQUITY

NOTE 13 – SHAREHOLDERS’ EQUITY

A.	The ordinary shares in the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if and when declared.

	Number of shares
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	167,854,581	167,854,581	165,532,264	165,532,264

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.

B.	Increase in issued share capital:

1)	In August 2022, the Company raised capital, in consideration of an aggregate of 254 net proceeds. An amount of 22 capital raise fee was paid in cash to the financial advisor. The Company issued 2,000,000 shares.

2)	In October 2021, the Company raised capital, in consideration of an aggregate of 1,890 net proceeds. An amount of 115 capital raise fee was paid in cash to the financial advisor. The Company issued 8,938,666 shares and 4,469,333 warrants. The terms of the warrants specify that each warrant has an exercise price of AUD 0.4 and expires in March 2022. Upon exercise the holder would receive one ordinary share and another unlisted warrant that bears an exercise price of AUD 0.7, converted to one ordinary share and expired on January 20, 2023. The warrants were considered to be a derivative financial liability and measured at fair value. The fair value of the warrant derivative is not material.

3)	In May 2021, the Company issued 15,270,249 shares in consideration of an aggregate of 4,034 net proceeds.

4)	During 2021, 1,774,744 warrants were exercised to 1,774,744 ordinary shares, for aggregate net proceeds of 395.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 13 – SHAREHOLDERS’ EQUITY (CONT.):

C.	Options granted to employees and service providers:

1)	In June 2018, the Company has adopted a Share Option Plan (the “Plan”) to provide an incentive to retain, in the employment or service or directorship of the Company and provide the ability to attract new employees, directors or consultants whose services are considered valuable. The persons eligible to participate in the Share Option Plan include employees, directors and consultants of the Company or any subsidiary of the Company.

2)	A summary of the status of the Company’s Share Option Plan granted to employees (including performance-based awards) and changes during the relevant period ended on that date is presented below:

	Year ended December 31, 2022		Year ended December 31, 2021
	Number of options (in thousands)	Weighted average Exercise price (AUD)	Number of options (in thousands)	Weighted average Exercise price (AUD)
Outstanding at beginning of year	11,280	0.27	9,530	0.23
Issue of options	1,000	0.27	1,850	0.45
Expired	(7,600)	0.22	(100)	0.34

Outstanding at end of year	4,680	0.35	11,280	0.27
Exercisable options	2,835	0.28	4,318	0.27

The options to employees outstanding as of December 31, 2022, are comprised, as follows:

Exercise price (AUD)	Outstanding as of December 31, 2022	Weighted average remaining contractual term	Exercisable as of December 31, 2022	Weighted average remaining contractual term
		(years)		(years)
0.12-0.2	800	4.59	400	4.64
0.2	955	0.67	878	0.67
0.31-0.357	2075	2.56	1432	2.15
0.6	100	2.24	100	2.24
0.7	750	3.97	25	3.74
	4,680		2,835

1.	In 2022, the Company granted 600,000 options to employees and 1,600,000 options to consultants. These grants carry an exercise price of between AUD 0.03-0.14, vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years. The fair value at grant date is 154.

2.	In 2021, the Company granted 250,000 options to employees and 5,400,000 options to consultants. These grants carry an exercise price of between AUD 0.35-0.70, vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years. The fair value at grant date is 622.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 13 – SHAREHOLDERS’ EQUITY (CONT.):

D.	Options granted to employees and service providers (cont.):

3.	In 2020, the Company granted 1,055,000 options to employees, 750,000 options to consultants and 2,500,000 options to a board member. These grants carry an exercise price of between AUD 0.20-0.70, vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years. The fair value at grant date is 533.

4.	The Company granted 322,317 shares in 2022 and 257,562 shares in 2021 to its Board members in lieu of cash remuneration. The fair value at grant date is 54 in 2022 and 53 in 2021.

5.	The expenses for the options that were not recognized as of December 31, 2022, amount to 152.

6.	The options issued in 2022 and 2021, were valued using the Black-Scholes pricing model. The main parameters which were used are: (1) risk-free rate: 0.11-3.55%; (2) expected volatility: 64-118%: (3) expected term: up to 5 years; and (4) expected dividend yield: 0%.

E.	Performance options:

1)	In August 2018, two Executive Directors were granted 10,000,000 Performance Options with an exercise price of AUD 0.2, for which their remuneration will be dependent on the Company satisfying several commercial and technological milestones. These milestones are reviewed by the Board of Directors and need to be achieved in 4 years since the date it was granted. If the milestones are not reached in 4 years, the options will expire. As of December 31, 2022, the Company did not reach the milestones. The Performance Options were expired.

2)	In August 2021, Executive Director was granted 167,000 options and a key management was granted 500,000 options based on a non-market condition for which if the Company raises an aggregated amount of at least 10 million in one raise (including by way of a merger with a company with such amount in its treasury) 80% of the options will become vested. If an amount of 20 million or more is raised in one raise all options will become vested. The exercise price is AUD 0.7 and the expiration date is December 6, 2026. The Company believes it is probable that the milestone will be reached. The fair value at grant date is 98.

3)	In July 2021, several employees were granted 1,100,000 options based on a non-market condition for which the options shall vest upon meeting the following conditions: (1) Company raised an aggregated amount of at least 20 million (including by way of a merger with a company with such amount in its treasury) (2) 25% of the options shall vest after one year and thereafter 6.25% at the end of every three months (3) the employees must continue to provide services to Company. The exercise price is AUD 0.351 and the expiration date is by July – September 2026. The Company believes it is probable that the milestone will be reached. The fair value at grant date is 214.

4)	In July 2022, several employees were granted 200,000 options based on a non-market condition for which the options shall vest upon meeting the following conditions: 25% on the first anniversary of the Vesting Commencement Date and additional 6.25% at the end of each three months of continuous services thereafter. However, if Company or a parent thereof commences trading on NASDAQ, all options shall become fully vested. The exercise price is AUD 0.7-0.8 and the expiration date is by July 2027. The options became fully vested on the consummation of the Business Combination in 2023. The fair value at grant date is 10.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 13 – SHAREHOLDERS’ EQUITY (CONT.):

E. Performance options (cont.):

5)	In June 2022, a key management was granted 200,000 options based on a non-market condition for which the options shall vest upon meeting the following conditions: The options will vest upon successful listing on NASDAQ/merger with SPAC. The exercise price is AUD 0.4 and the expiration date is by June 2027. The options became fully vested on the consummation of the Business Combination in 2023. The fair value at grant date is 5.

6)	In May 2022, a consultant was granted 250,000 options based on a non-market condition for which if the options will vest upon successful IPO of the Company on NASDAQ. The exercise price is AUD 0.11 and the expiration date is May 26, 2027. The options became fully vested on the consummation of the Business Combination in 2023. The fair value at grant date is 19.